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                         J.P. MORGAN SERIES TRUST II
                              522 Fifth Avenue
                            New York, N.Y. 10036


May 5, 2006

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E
Washington, DC 20549

     Re:  J.P. Morgan Series Trust II ("Trust") on behalf of:
          JPMorgan Bond Portfolio
          JPMorgan International Equity Portfolio
          JPMorgan Mid Cap Value Portfolio
          JPMorgan Small Company Portfolio
          JPMorgan U.S. Large Cap Core Equity Portfolio
          (collectively, the "Portfolios")
          File Nos. 811-08212 and 33-72834

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and except as described below, please accept this letter as certification that the Prospectuses for the Portfolios do not differ from those contained in Post-Effective Amendment No. 23 (Amendment No. 25 under the 1940 Act) to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on April 28, 2006.

     With respect to the Statement of Additional Information for the Portfolios, however, we are filing today pursuant to Rule 497(c) under the Securities Act of 1933, a version thereof which corrects and amends certain disclosure.

     If you have any questions or comments, please call the undersigned at
(614) 248-7598.

                            Sincerely,

                            /s/ Elizabeth A. Davin
                            ----------------------
                            Elizabeth A. Davin, Esq.
                            Assistant Secretary